UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.1%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.0%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	800,000	$830,000
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	5,890,000	6,022,525

Total Auto Components				6,852,525

Automobiles - 0.6%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,515,208	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	27,160,000	27,248,922
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,840,692
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	19,560,000	19,992,393
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,539,232
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,395,531
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,888,030
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,887,673
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,075,535
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	904,812
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,772,374
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,760,000	1,728,091
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	925,167
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,679,718	(a)

Total Automobiles				100,393,378

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	6,340,000	6,593,600	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	16,009,290
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	333,604
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,459,916
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	7,970,000	8,009,850	(a)

Total Hotels, Restaurants & Leisure				42,406,260

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	4,420,000	4,540,304
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,485,192
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,437,373

Total Household Durables				22,462,869

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	16,395,000	18,890,155
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	513,001
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,670,000	2,810,175
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	436,039

Total Internet & Catalog Retail				22,649,370

Media - 1.7%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	236,010
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,819
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	312,739
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,680,934
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	149,399
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	7,256,000	7,401,120
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,680,000	1,759,800	(a)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	2,280,000	2,404,981	(a)
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	2,540,000	2,804,056	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	18,620,000	20,718,958	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,453,599
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	118,048
Comcast Corp., Notes	5.875%	2/15/18	65,000	70,611

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	$1,308,116
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	956,398
Comcast Corp., Senior Notes	3.375%	8/15/25	4,970,000	5,286,569
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,821,133
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	257,921
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	73,881
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,023,289
Comcast Corp., Senior Notes	6.950%	8/15/37	2,520,000	3,538,740
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	5,008,075
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	9,813,552
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	99,075	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	655,000	672,685
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,419,100
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,159,913
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,079,000	15,669,983
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,379,482	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,557,420
Numericable-SFR SA, Senior Secured Bonds	6.000%	5/15/22	14,860,000	14,488,500	(a)
Numericable-SFR SA, Senior Secured Bonds	6.250%	5/15/24	3,530,000	3,422,335	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,150,000	1,348,949
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,642,660
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	21,094,851
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,823,566
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,708,644
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	3,518,718
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	4,621,373
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,616,956
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	31,930,633
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,015
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,167,761
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,121,230
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,563,974	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	12,495,280	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,571,346
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,713,127
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,080,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	3,402,000	3,546,585	(a)

Total Media				269,662,909

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	12,031,000	(a)

TOTAL CONSUMER DISCRETIONARY				476,458,311

CONSUMER STAPLES - 3.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,892,422
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	18,040,000	18,754,799
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	81,890,000	86,116,589
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	62,280,000	69,601,761
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,185,346
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,303,489
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	26,872,474
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,150,000
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	1,978,538
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	697,896
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,274,371
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,412,482
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	126,960

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	$5,151,367
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,383,348	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	24,905,000	26,884,101	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,499,505	(a)

Total Beverages				294,285,448

Food & Staples Retailing - 0.6%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,885,541
CVS Health Corp., Senior Notes	3.875%	7/20/25	6,600,000	7,122,225
CVS Health Corp., Senior Notes	4.875%	7/20/35	12,000,000	13,379,628
CVS Health Corp., Senior Notes	5.125%	7/20/45	23,790,000	27,551,722
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	364,572	397,384	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,214,595	4,650,625
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	11,082,371	12,412,367
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,545,760	2,940,666
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,357,307
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	3,821,391
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	904,397
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	196,417
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,058,478
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	403,933

Total Food & Staples Retailing				95,082,081

Food Products - 0.5%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	8,717,813
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	9,449,000	10,409,576	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	10,633,302
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	9,430,000	9,912,297
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	6,810,000	7,246,106	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	6,680,000	7,367,178	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,397,234	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	16,400,004
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,515,720
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,110,871	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,692,957	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	718,529	(a)

Total Food Products				88,121,587

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,862,500	(a)

Tobacco - 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	14,469,204
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	15,209,139
Altria Group Inc., Senior Notes	2.850%	8/9/22	15,620,000	16,134,726
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	861,705
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,230,000	2,253,177
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	13,305,522
Imperial Brands Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,673,393	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	13,181,102
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,325,223
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	7,057,473
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,580,904
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	4,017,791
Reynolds American Inc., Senior Notes	5.850%	8/15/45	34,343,000	41,938,332

Total Tobacco				140,007,691

TOTAL CONSUMER STAPLES				625,359,307

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,790,000	$1,800,250
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	616,464
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,858,166
Ensco PLC, Senior Notes	4.700%	3/15/21	5,589,000	3,900,395
Ensco PLC, Senior Notes	5.200%	3/15/25	460,000	257,600
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	13,631,028
Halliburton Co., Senior Notes	2.700%	11/15/20	4,560,000	4,629,421
Pride International Inc., Senior Notes	6.875%	8/15/20	2,020,000	1,474,600
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	773,406	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	1,849,750
Transocean Inc., Senior Notes	5.800%	12/15/16	320,000	319,040
Transocean Inc., Senior Notes	6.000%	3/15/18	5,485,000	5,155,900

Total Energy Equipment & Services				43,266,020

Oil, Gas & Consumable Fuels - 3.9%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	2,785,707
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	920,370
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,486,973
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	7,005,606
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,334,000	8,733,824
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	33,520
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	14,040,000	14,188,922
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	4,140,000	4,133,997
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,092,334
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	1,801,136
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	12,245,515
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,260,000	15,491,174
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	536,981
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,698,064
California Resources Corp., Senior Notes	5.500%	9/15/21	6,237,000	1,372,140
California Resources Corp., Senior Notes	6.000%	11/15/24	9,196,000	2,069,100
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	618,188
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,450,000	2,868,250
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,790,000	976,500
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	2,040,000	693,600
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	34,120,000	33,555,792
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,725,157
Concho Resources Inc., Senior Notes	5.500%	10/1/22	790,000	776,175
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,299,000	1,273,020
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	898,171
ConocoPhillips, Notes	6.500%	2/1/39	110,000	120,280
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	10,156
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	779,522
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	187,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,051,488
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,785,000	1,492,706
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	14,658,253
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	4,841,442
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	11,019,157
Devon Energy Corp., Senior Notes	5.600%	7/15/41	850,000	665,720
Devon Energy Corp., Senior Notes	5.000%	6/15/45	14,510,000	10,829,785
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	60,000	58,835
Ecopetrol SA, Senior Notes	5.375%	6/26/26	16,300,000	14,833,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	12,200,000	9,603,840
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	10,752,938
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	7,330,000	3,371,800
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	13,090,000	13,397,104
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,270,000	6,648,081
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	2,002,000	1,601,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	3,250,000	2,502,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,048,000	2,331,720

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Hess Corp., Notes	8.125%	2/15/19	8,620,000	$9,470,760
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,335,211
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,279,924
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,620,645
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	5,740,000	6,135,302
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	11,576,531
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,060,000	639,975	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	206,500	(a)
MPLX LP, Senior Notes	5.500%	2/15/23	1,490,000	1,442,393	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,047,723	(a)
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	8,170,006	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	10,670,000	1,413,775	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	16,386,653
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	9,983
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,355,338
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	2,260,000	1,723,250
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	7,040,000	5,209,600
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,340,610
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,545,295
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	5,941,278
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	5,579,000	4,846,756
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	57,170,000	47,258,437
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	12,395,350
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	28,762,000	27,611,520
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	8,900,000	9,634,250	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,207,274
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	17,710,000	16,417,170
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	7,440,925
QEP Resources Inc., Senior Notes	5.250%	5/1/23	2,650,000	2,305,500
Range Resources Corp., Senior Notes	5.000%	8/15/22	120,000	103,500
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,470,000	3,911,250	(a)
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	850,000	750,125
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	11,140,000	9,441,150
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,191,400
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	5,616,184
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	449,992
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	3,190,000	3,066,387
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,740,850
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	11,050,801	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,825,819	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	2,310,000	1,547,700	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,161,505
Shell International Finance BV, Senior Notes	4.125%	5/11/35	7,300,000	7,479,828
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	7,205,000
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	13,809,561
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,228,900	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	19,860,000	21,193,301	(a)
SM Energy Co., Senior Notes	6.125%	11/15/22	7,555,000	5,507,595
SM Energy Co., Senior Notes	6.500%	1/1/23	2,912,000	2,052,960
SM Energy Co., Senior Notes	5.000%	1/15/24	5,020,000	3,474,794
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,106,604
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	17,110,021	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	2,090,000	1,447,325
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	3,285,000	2,184,525

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	13,880,000	$9,334,300
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	405,438
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	10,339,000	9,560,877
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	237,493
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	2,701,150

Total Oil, Gas & Consumable Fuels				637,601,412

TOTAL ENERGY				680,867,432

FINANCIALS - 11.1%
Banks - 7.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	9,921,294	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	4/18/16	12,050,000	8,773,846	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	16,950,000	16,611,000	(b)(c)
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,693,535
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	95,660
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,912,718
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	171,755
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,287,817
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,889,302
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	18,203,915
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,007,911
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,203,322
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	243,636
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,570,041
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	14,209,620
Bank of America Corp., Senior Notes	5.000%	1/21/44	42,260,000	46,640,334
Bank of America Corp., Senior Notes	4.875%	4/1/44	23,630,000	25,748,831
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	390,000	392,688
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,102,510
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	6,156,474
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,337,523
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,306,523
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,178,896
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,802,004	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,359,639
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	1,810,000	1,808,291	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,370,706	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	702,151
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,317,625
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,431,900
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,719,500	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	7,847,146	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	26,969,250	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,828,794	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	2,140,000	2,102,550	(b)(c)
Citigroup Inc., Senior Notes	3.875%	10/25/23	330,000	345,576
Citigroup Inc., Senior Notes	8.125%	7/15/39	995,000	1,471,920
Citigroup Inc., Senior Notes	4.650%	7/30/45	40,440,000	42,350,143
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	19,466,302
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	732,655
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,642,245
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,444,570
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	17,310,000	17,418,084
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,938,707
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	149,145
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	6,549,805
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	840,000	878,895
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,567,826	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	11,522,000	13,825,248	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,397,736
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	16,000,000	16,473,584
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	10,600,000	12,349,562

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	10,420,000	$11,268,834
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	18,723,846	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	880,000	861,705	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	9,696,150	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,155,319
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	15,640,000	16,168,851
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,355,867
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,534,710
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,059,488	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	27,540,789	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,891,039
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,719,386
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,945,022
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,461,663
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,854
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	325,225
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	8,928,000	8,964,962
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,995,000	4,097,076
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	20,760,980
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,870,000	18,861,213
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	112,855	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,421,562
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	25,455,100	(b)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,857,916	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,205,450	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	485,625	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,518,570
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,607,511
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,233,258
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,267,960
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	23,246,410
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,123,285
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,342,306	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	36,490,000	32,853,115	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	11,670,000	11,686,641	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/2/16	42,791,000	42,256,112	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,291,852
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	25,395,000	27,116,781	(b)(c)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,160,736
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,773,705
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,477,832
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,035,067
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,957,666
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	33,290,000	35,322,155
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,200,715
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,132,256
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	18,976,105
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	17,607,102
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,205,023
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	5,711,894

Total Banks				1,180,976,254

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000		$989,593
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000		22,973,999
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/2/16	4,899,000		3,505,234	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	10,030,000		10,483,547
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000		13,471,078
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000		630,686
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000		214,904
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000		28,584,146
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000		4,498,799
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000		5,988,325
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000		5,347,447
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000		5,589,958
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000		10,093,290
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000		36,777,908
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000		1,464,960
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	10,160,000		10,330,556
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000		14,142,122
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	16,241,000		16,498,956
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000		1,428,594	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/2/16	5,550,000		0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000		0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000		0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000		0	*(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	1.070%	10/18/16	7,802,000		7,797,061	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000		7,752,326
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000		4,116,407
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000		2,075,962
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000		5,028,530
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000		28,484,398

Total Capital Markets					248,268,786

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000		2,989,142
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,370,000		3,841,800
American Express Co., Subordinated Debentures	6.800%	9/1/66	8,556,000		8,577,390	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000		21,345,931
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000		1,606,875
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		59,700
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000		39,480
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000		16,588,649

Total Consumer Finance					55,048,967

Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000		8,507,250
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	740,000		786,620	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		6,542,082
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000		5,361,048
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		17,586,562	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	46,865,000		50,913,808	(a)
ILFC E-Capital Trust II, Bonds	4.490%	12/21/65	2,870,000		2,324,700	(a)(c)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000		26,511,800	(a)
Magnolia Finance X Ltd.	3.065%	12/3/20	45,035,983	GBP	63,874,359	(a)(f)
Magnolia Finance X Ltd.	4.332%	12/3/20	14,812,499	GBP	21,008,510	(a)(f)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	4,360,000		4,601,666	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000		2,487,742

Total Diversified Financial Services					210,506,147

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	446,000	$459,380
American International Group Inc., Senior Notes	3.750%	7/10/25	26,460,000	26,428,460
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,168,269
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,658,447
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,235,000	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	5,973,839
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,000,699
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	329,518
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	280,000	360,422	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,309,863	(a)

Total Insurance				68,923,897

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,407,012	(a)

Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	6,628,417
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000	4,995,500	(a)

Total Thrifts & Mortgage Finance				11,623,917

TOTAL FINANCIALS				1,799,754,980

HEALTH CARE - 2.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	1.750%	11/6/17	9,540,000	9,584,151
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000	9,898,831
Amgen Inc., Senior Notes	3.625%	5/22/24	3,160,000	3,324,408
Amgen Inc., Senior Notes	5.375%	5/15/43	1,840,000	2,095,407
Baxalta Inc., Senior Notes	5.250%	6/23/45	1,720,000	1,827,992	(a)
Celgene Corp., Senior Notes	3.550%	8/15/22	8,460,000	8,870,115
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,273,929
Celgene Corp., Senior Notes	3.875%	8/15/25	16,190,000	17,014,654
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	4,147,752
Celgene Corp., Senior Notes	5.000%	8/15/45	8,340,000	9,018,326
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000	13,056,558
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,273,525
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,830,000	11,508,326
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000,000	10,945,920

Total Biotechnology				108,839,894

Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	8,490,000	9,038,496
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	3,110,864
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,733,924
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,066,069
Medtronic Inc., Senior Notes	3.500%	3/15/25	27,060,000	28,882,248
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	4,565,000	4,492,932

Total Health Care Equipment & Supplies				54,324,533

Health Care Providers & Services - 0.8%
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,143,584
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,209,840
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,237,995
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,307,915
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,392,096
Centene Corp., Senior Notes	5.625%	2/15/21	4,750,000	4,951,875	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	2,860,000	3,010,150	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	4,790,000	$4,837,900
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	60,000	59,400
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	6,730,000	7,392,905	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	792,675	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	4,200,000	4,546,500	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	14,870,650
HCA Inc., Notes	7.690%	6/15/25	723,000	777,225
HCA Inc., Senior Bonds	5.375%	2/1/25	3,020,000	3,053,039
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	835,785
HCA Inc., Senior Notes	5.875%	2/15/26	4,110,000	4,233,300
HCA Inc., Senior Secured Notes	4.250%	10/15/19	4,150,000	4,277,094
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,470,000	1,514,100
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	266,835
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,502,090
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,362,840
Kindred Healthcare Inc., Senior Notes	8.750%	1/15/23	7,650,000	7,324,875
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	7,770,000	7,993,387
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	4,650,000	4,452,375
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	336,582
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,550,874
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,246,939
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,960,000	5,344,316
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,567,330
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	2,660,000	3,050,198

Total Health Care Providers & Services				121,442,669

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,676,953

Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,505,875
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,553,134
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,190,000	1,226,069
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	3,236,000	3,403,317
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,726,124
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	590,000	520,675	(a)
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,762,726
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,321,020
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,306
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	20,715,000	16,882,725	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	5,090,000	3,919,300	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,550,043

Total Pharmaceuticals				75,378,314

TOTAL HEALTH CARE				364,662,363

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,503,566
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,577,888
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,353,373
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,892,221
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,603,128
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,825,941
United Technologies Corp., Senior Notes	4.500%	6/1/42	9,440,000	10,228,174

Total Aerospace & Defense				46,984,291

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.2%
Air 2 US, Notes	8.027%	10/1/19	2,564,297	$2,679,690	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,255,377	10,227,191
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	8,843	8,998
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	95,431	99,993
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	10,011,552	11,513,284
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	4,067,903	4,423,845
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,498,991
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	885,532	929,968

Total Airlines				35,381,960

Building Products - 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	8,470,548

Commercial Services & Supplies - 0.2%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,166,000	1,754,460
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	6,987,400	(a)
United Rentals North America Inc., Senior Notes	7.375%	5/15/20	50,000	52,312
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	1,600,000	1,652,000
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	1,000,000	993,750
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,000,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	5,330,000	5,302,231
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,542,709
Waste Management Inc., Senior Notes	3.500%	5/15/24	5,040,000	5,271,316
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,746,950
West Corp., Senior Notes	5.375%	7/15/22	10,930,000	10,026,089	(a)

Total Commercial Services & Supplies				38,329,217

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,448,035
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,903,966
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,207,522
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,615,688

Total Electrical Equipment				37,175,211

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	4.375%	9/16/20	1,184,000	1,320,577
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	467,743
General Electric Co., Senior Notes	5.875%	1/14/38	2,460,000	3,205,139
General Electric Co., Senior Notes	6.875%	1/10/39	15,354,000	22,232,546
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,666,742
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	5,089,031

Total Industrial Conglomerates				41,981,778

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,377,970
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,483,969

Total Machinery				7,861,939

Road & Rail - 0.0%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,450,000	(a)

TOTAL INDUSTRIALS				223,634,944

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	4,940,000	5,263,412

IT Services - 0.5%
First Data Corp., Senior Notes	7.000%	12/1/23	22,360,000	22,583,600	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	30,350,000	31,681,606
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	18,018,312

Total IT Services				72,283,518

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	$4,436,074
Intel Corp., Senior Notes	4.900%	7/29/45	2,850,000	3,196,472
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	5,800,000	5,846,209
Micron Technology Inc., Senior Notes	5.500%	2/1/25	2,090,000	1,694,206
Micron Technology Inc., Senior Notes	5.625%	1/15/26	3,040,000	2,401,600	(a)
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,449,708

Total Semiconductors & Semiconductor Equipment				19,024,269

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,841,013	(a)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	3,346,200	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,862,065

Total Software				28,049,278

TOTAL INFORMATION TECHNOLOGY				124,620,477

MATERIALS - 1.8%
Chemicals - 0.2%
Axiall Corp., Senior Notes	4.875%	5/15/23	2,950,000	2,881,767
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	18,985,000	18,369,886
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,925,627
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,873,867
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,714,512
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,111,999
OCP SA, Senior Notes	4.500%	10/22/25	9,010,000	8,633,832	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	355,511

Total Chemicals				41,867,001

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.634%	12/15/19	11,960,000	11,780,600	(a)(c)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,345,775
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,894,736
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,304,844

Total Containers & Packaging				22,325,955

Metals & Mining - 1.4%
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	5,690,000	5,263,250
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	3,475,000	3,422,875
ArcelorMittal SA, Senior Notes	7.250%	2/25/22	3,010,000	2,978,395
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	4,590,000	3,993,300
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	3,159,000	3,450,215
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	3,540,000	3,447,570
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,453,448
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	22,973,521
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,167,934
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,762,045
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	21,780,000	21,780,000	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	11,350,000	11,321,625	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	10,630,000	7,520,725
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	800,000	809,921	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	18,690,000	18,316,200	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	4,575,000	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	32,490,000	28,916,100	(a)
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,677,999
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	2,180,000	2,256,357
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	8,130,000	8,438,176

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	5,650,000	$6,144,375	(a)(h)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,500,000	1,457,496
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	21,880,737
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	4,773,000	4,916,190
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	943,000	802,729
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	16,044,000	12,669,947

Total Metals & Mining				219,396,130

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,761,502
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,276,389

Total Paper & Forest Products				9,037,891

TOTAL MATERIALS				292,626,977

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,288,459
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,594,951
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,567,193
AT&T Inc., Senior Notes	3.400%	5/15/25	69,325,000	69,487,429
AT&T Inc., Senior Notes	5.550%	8/15/41	6,390,000	6,858,981
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	9,979,034
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	19,240,000	19,543,011	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	8,299,928
CenturyLink Inc., Senior Notes	6.000%	4/1/17	8,270,000	8,497,425
CenturyLink Inc., Senior Notes	5.800%	3/15/22	8,314,000	7,998,899
CenturyLink Inc., Senior Notes	5.625%	4/1/25	10,000	8,950
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	5,827,000	3,510,768
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	2,700,000	1,714,500
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,641,190
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	616,540
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	591,210
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,638,550
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,963,002
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	6,979,500	7,380,821	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	5,000	5,307
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,550,447
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	35,324,000	40,771,420
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	17,793,166
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	91,644,000	120,715,951

Total Diversified Telecommunication Services				343,017,132

Wireless Telecommunication Services - 0.5%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	16,700,000	16,741,750	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,843,488
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,050,933
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,560,000	1,686,594	(a)
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	89,072
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,501,000	1,174,533
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	13,669,875	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	30,000	23,850
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	10,000	8,900
Sprint Corp., Senior Notes	7.250%	9/15/21	2,440,000	1,863,550
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,194,947
Sprint Corp., Senior Notes	7.625%	2/15/25	23,065,000	17,125,762

Total Wireless Telecommunication Services				70,473,254

TOTAL TELECOMMUNICATION SERVICES				413,490,386

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.1%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	$198,084
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,116,694
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,693,186
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	410,420
Exelon Corp., Bonds	5.625%	6/15/35	426,000	480,514
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	62,375,303
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,330,862
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,257,982
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,439,550	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	19,295,000	24,603,768
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,455,322
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,160,363
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,602,891
Progress Energy Inc., Senior Notes	6.000%	12/1/39	1,530,000	1,816,699

Total Electric Utilities				151,941,638

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	50,000	51,567	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	9,948,816

Total Gas Utilities				10,000,383

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	8.000%	6/1/20	10,000	11,350
AES Corp., Senior Notes	7.375%	7/1/21	3,569,000	3,997,280
AES Corp., Senior Notes	5.500%	3/15/24	2,490,000	2,433,975
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,840,000	6,132,000	(a)

Total Independent Power and Renewable Electricity Producers				12,574,605

Multi-Utilities - 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,522,604

TOTAL UTILITIES				179,039,230

TOTAL CORPORATE BONDS & NOTES (Cost - $5,087,208,482)				5,180,514,407

ASSET-BACKED SECURITIES - 5.4%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,174,354	3,214,771	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	18,484,003	18,381,116	(a)
AASET, 2014-1 B	7.375%	12/15/29	13,557,692	13,435,673	(c)(g)
Access Group Inc., 2005-B B2	1.119%	7/25/35	1,612,912	1,320,680	(c)
ACE Securities Corp., 2006-GP1 A	0.693%	2/25/31	22,742	22,170	(c)
AFC Home Equity Loan Trust, 2002-2 2A	1.133%	6/25/30	185,772	152,367	(c)
Airspeed Ltd., 2007-1A G1W	0.706%	4/15/24	17,506,312	14,005,049	(a)(c)
Argent Securities Inc., 2005-W5 A2D	0.753%	1/25/36	15,151,921	11,255,653	(c)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,918,503	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,260,222	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.003%	9/25/34	31,318	30,765	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.834%	9/25/34	2,886,173	2,594,469	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.713%	2/25/36	20,214	20,206	(c)
Brazos Student Finance Corp., 2009-1 AS	3.130%	12/27/39	7,100,000	7,469,415	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	1.053%	1/25/33	194,994	177,445	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.351%	11/25/34	126,127	120,739	(c)
Citigroup Mortgage Loan Trust Inc., 2006-WFH4 M2	0.723%	11/25/36	19,470,000	12,554,063	(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	35,647,100	(a)(f)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	13,918	13,949
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	70,015	679	(c)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	20,630,783	20,694,994	(c)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	251,080	252,601

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.053%	9/25/33	470,971	$432,538	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.773%	12/25/36	106,997	71,599	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.576%	7/15/36	106,496	89,173	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.586%	11/15/36	971,115	753,509	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.576%	1/15/37	10,948,557	9,890,344	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.586%	2/15/37	14,169,669	12,721,254	(c)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	54,205,215	53,825,562	(a)
DRB Prime Student Loan Trust, 2015-D A2	3.200%	1/25/40	21,190,360	21,005,472	(a)
EMC Mortgage Loan Trust, 2002-B A1	1.521%	2/25/41	130,894	127,023	(a)(c)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.636%	5/25/28	181,466	170,786	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.936%	10/25/34	10,912,089	9,974,320	(a)(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	15,146	15,082
Greenpoint Manufactured Housing, 1999-2 A2	3.055%	3/18/29	5,300,000	4,587,261	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.581%	6/19/29	2,225,000	1,935,750	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.925%	2/20/30	2,100,000	1,827,000	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.929%	2/20/32	2,750,000	2,496,292	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.931%	3/13/32	5,050,000	4,524,777	(c)
GSAA Home Equity Trust, 2005-6 A3	0.803%	6/25/35	7,557,897	7,164,452	(c)
GSAA Home Equity Trust, 2007-6 A4	0.733%	5/25/47	14,564,573	10,436,369	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.833%	10/25/46	8,609,438	6,869,914	(a)(c)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	4,785,000	4,734,797	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	14,950,000	14,966,236	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	20,779,000	20,571,210	(a)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,278,266	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.953%	3/25/31	50,124	43,881	(c)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.933%	6/25/35	1,880,000	1,457,680	(c)
Lehman XS Trust, 2005-5N 3A1A	0.733%	11/25/35	3,646,860	3,073,966	(c)
Lehman XS Trust, 2006-2N 1A1	0.693%	2/25/46	21,307,604	14,926,405	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.593%	10/25/36	4,658,859	1,715,639	(c)
Morgan Stanley Capital Inc., 2003-HE3 M1	1.453%	10/25/33	619,341	573,451	(c)
National Collegiate Student Loan Trust, 2006-3 A4	0.703%	3/26/29	12,960,000	11,275,200	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.283%	3/25/38	69,690,909	39,547,681	(c)
Northstar Education Finance Inc., 2007-1 A6	1.718%	1/29/46	12,175,000	10,772,550	(c)
Northstar Education Finance Inc., Student Loan Asset Backed Note	1.718%	1/29/46	6,475,000	5,729,177	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	670,926	688,979
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	21,761,446	18,987,566	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	25,221,311	22,260,498	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.233%	7/25/35	6,838,408	6,300,884	(c)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.973%	8/25/31	129,523	90,451	(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.293%	6/25/33	612,820	574,695	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.933%	12/25/33	228,534	211,233	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	1.053%	3/25/34	7,534,628	7,273,125	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,333,411	11,301,374
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	1.093%	5/25/33	361,962	315,336	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.561%	8/25/33	2,494,256	$2,168,324	(c)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1	0.783%	10/25/36	15,950,000	9,667,713	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.723%	8/25/33	24,885	23,234	(c)
Residential Funding Securities Corp., 2002-RP2 A1	1.933%	10/25/32	2,313,296	2,108,113	(a)(c)
SACO I Trust, 2006-3 A3	0.893%	4/25/36	714,655	1,197,851	(c)
SACO I Trust, 2006-5 1A	0.733%	4/25/36	62,214	110,923	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.558%	12/25/32	905,839	833,320	(c)
SLM Student Loan Trust, 2005-04 A3	0.739%	1/25/27	18,856,964	17,695,988	(c)
SLM Student Loan Trust, 2008-5 A4	2.319%	7/25/23	37,109,000	37,249,350	(c)
SLM Student Loan Trust, 2008-9 A	2.119%	4/25/23	23,041,993	22,784,370	(c)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	6,170,378	6,062,616	(a)
SLM Student Loan Trust, 2014-2 A3	1.023%	3/26/29	59,040,000	56,047,416	(c)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	12,816,422	13,573,838
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	4,859,082	4,948,568
Small Business Administration Participation Certificates, 2015-20E 1	2.770%	5/1/35	6,732,235	6,863,494
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	2,906,333	2,996,725
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	68,019,130	(a)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	24,675,000	(a)(f)
SoFi Consumer Loan Program	3.280%	9/15/23	66,094,923	65,764,449	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.773%	7/25/29	3,736	3,477	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	7.528%	5/25/31	8,795,447	7,009,344	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.653%	2/25/36	1,135,696	80,863	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	133	133

TOTAL ASSET-BACKED SECURITIES (Cost - $876,170,182)				867,015,625

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.5%
American Home Mortgage Assets, 2006-3 3A12	0.623%	10/25/46	8,114,439	5,504,806	(c)
American Home Mortgage Assets, 2006-5 A1	1.271%	11/25/46	37,597,171	17,729,724	(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	908,060	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	11,185,409	10,608,151
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.618%	4/10/49	2,220,000	2,193,604	(c)
Banc of America Funding Corp., 2004-B 3A2	3.023%	12/20/34	139,774	71,802	(c)
Banc of America Funding Corp., 2005-F 2A1	2.913%	9/20/35	7,994,318	5,983,156	(c)
Banc of America Funding Corp., 2015-R2 10A1	0.626%	6/29/37	45,565,417	43,767,993	(a)(c)
Banc of America Funding Corp., 2015-R2 3A2	0.696%	4/29/37	50,513,000	39,161,062	(a)(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.849%	12/25/34	64,432	62,489	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	25,155,040	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	2.999%	9/26/35	4,310,216	3,483,812	(a)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.999%	9/26/35	3,535,598	2,800,464	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	3.200%	10/26/35	14,148,859	8,521,943	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.733%	2/25/36	1,458,535	1,110,372	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.830%	12/25/35	1,067,600	1,190,487	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	31.707%	7/25/36	6,869,684	11,644,828	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.603%	3/25/37	26,163,842	20,884,653	(c)
BLCP Hotel Trust, 2014-CLMZ M	6.164%	8/15/29	10,657,334	9,858,034	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Carefree Portfolio Trust, 2014-CMZA MZA	6.413%	11/15/19	5,000,000	$4,962,508	(a)(c)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.434%	1/15/46	9,315,000	8,569,800	(c)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.395%	1/15/46	426,028	425,514	(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	1,690,245
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	8,519,039	6,730,041	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.636%	10/25/36	687,045	576,794	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,028,094
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.137%	12/10/49	2,160,000	1,712,922	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	8,045,650
Citigroup Mortgage Loan Trust Inc., 2005-05	2.668%	8/25/35	129,058	106,810	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.939%	12/25/35	134,266	117,280	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.673%	11/25/36	6,696,267	5,745,312	(c)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	18,695,720	17,913,751
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	989,294
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,443,000	3,738,829
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,597,180	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.084%	10/10/46	730,000	750,872	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,853,287	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	10,799,718	(c)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.537%	6/15/34	14,511,000	13,531,249	(a)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.254%	7/10/45	3,000,000	2,283,083	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.084%	10/10/46	1,453,000	1,237,946	(a)(c)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	625,933
Commercial Mortgage Trust, 2014-CR21 C	4.419%	12/10/47	11,948,000	11,331,286	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,917,809	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.353%	2/10/48	3,070,000	2,979,473	(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.433%	7/25/24	82,960,000	76,213,145	(c)
Connecticut Avenue Securities, 2015-C01 2M2	4.983%	2/25/25	23,220,000	23,488,219	(c)
Connecticut Avenue Securities, 2015-C03 1M2	5.433%	7/25/25	43,890,000	43,889,851	(a)(c)
Connecticut Avenue Securities, 2016-C01 1M2	7.183%	8/25/28	15,330,000	16,557,165	(a)(c)
Core Industrial Trust, 2015-TEXW F	3.849%	2/10/34	21,939,000	19,812,062	(a)(c)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.820%	12/25/34	18,096	17,679	(c)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	10,078,176	9,290,270
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	8,763,919	7,569,609
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.642%	3/20/46	159,668	115,152	(c)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.632%	7/20/46	293,516	200,642	(c)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.627%	12/20/46	1,979,712	1,455,007	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	26.868%	7/25/36	13,573,566	24,472,998	(c)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	26.668%	8/25/36	4,531,886	7,593,538	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.197%	2/25/37	23,941,896	8,194,894	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2007-8CB A4	36.402%	5/25/37	1,751,435	$3,327,924	(c)
Countrywide Home Loan Mortgage Pass -Through Trust, 2006-0A5 1A1	0.633%	4/25/46	2,457,346	1,937,799	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-HYB1 2A1	2.587%	3/20/36	67,685	65,213	(c)
Countrywide Home Loans, 2006-R1 AF2	0.803%	1/25/36	4,144,210	3,617,534	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	5.351%	7/25/36	30,712,722	4,867,146	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	15,975,000	13,420,137
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.587%	1/15/49	4,600,000	4,471,760	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.143%	6/15/38	29,703,895	24,951,271	(c)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	9,120,000	8,820,828	(c)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.587%	1/15/49	4,869,000	4,983,176	(c)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	12,190,000	11,219,288	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	5.499%	5/27/34	13,044,890	18,497,664	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	18,020,000	18,994,277	(a)
Credit Suisse Mortgage Trust, 2014-USA B	4.185%	9/15/37	10,390,000	10,639,911	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,650,000	9,139,801	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,530,757	(a)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.632%	7/29/37	21,921,869	20,503,837	(a)(c)
Credit Suisse Mortgage Trust, 2015-2R 7A1	2.670%	8/27/36	44,720,960	44,704,780	(a)(c)
Credit Suisse Mortgage Trust, 2015-3R 1A2	0.632%	7/29/37	20,270,292	11,875,235	(a)(c)
Credit Suisse Mortgage Trust, 2015-4R 3A3	0.746%	10/27/36	48,456,954	20,366,206	(a)(c)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	9,520,000	10,202,000	(a)
Credit Suisse Mortgage Trust, 2015-SAMZ MZ	6.163%	8/15/22	18,500,000	17,007,901	(a)(c)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.936%	3/15/17	15,000,000	14,466,726	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,008,718	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,235,669	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.252%	9/19/44	135,416	128,194	(c)
Equity Mortgage Trust, 2014-INNS D	2.788%	5/8/31	10,740,000	10,264,570	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	25,681,893	28,622,354
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.854%	11/15/36	2,502,148	447,816	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.994%	2/15/37	12,286,242	2,485,050	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.594%	9/15/37	3,391,831	620,440	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,362,803	27,268
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.794%	1/15/40	5,599,999	985,599	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	10,755,425	11,771,491
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	23,467,709	26,222,530
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	30,277,195
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	31,836,810	36,000,884
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.514%	10/15/41	17,702,182	2,953,763	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.614%	8/15/39	6,192,053	1,069,550	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.614%	7/15/42	1,959,647	486,472	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	9,515,038	$954,376
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.614%	8/15/42	2,791,590	436,728	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.564%	8/15/42	2,907,655	583,686	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	7,543,446	952,747
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.714%	11/15/42	2,410,813	503,993	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.714%	11/15/42	2,200,699	429,742	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.714%	11/15/42	3,568,223	754,851	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	5,852,484	615,822
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.764%	5/15/39	6,605,453	1,045,244	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.814%	9/15/42	4,978,532	949,384	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	8,180,520	938,299
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	5,856,709	716,319
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.735%	4/15/41	19,464,912	1,408,859	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	15,875,410	18,056,879
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	2,019,751	220,641
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.856%	2/15/38	14,313,305	989,592	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.162%	4/25/20	76,080,076	2,574,306	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.642%	6/25/20	10,855,324	549,421	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.627%	7/25/21	20,708,461	1,454,583	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.550%	10/25/21	8,186,617	567,911	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.337%	6/25/21	38,587,761	2,065,456	(c)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.611%	10/25/35	5,004,058	323,597
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.757%	4/25/36	3,746,300	310,148
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	5,128,125	413,179
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	6,581,250	534,209
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	5,974,831	373,506
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.047%	4/25/40	4,779,653	879,714	(c)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	4,858,415	4,908,706

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	$21,262,102
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,297,777	1,529,043
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.267%	10/25/26	2,777,194	462,307	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	5,093,521	5,689,475
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	9,625,748	10,991,258
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	15,649,060	18,278,987
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,398,246	212,812
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.217%	2/25/41	3,545,570	511,900	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	8,664,857	922,810
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	854,170	782,121
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.217%	3/25/42	9,682,920	1,757,166	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	511,102	467,990
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.167%	7/25/42	1,442,795	280,535	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	8,789,944	902,367
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.667%	9/25/42	4,526,911	861,471	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	3,186,699	315,696
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.717%	11/25/42	5,067,414	1,033,155	(c)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.717%	11/25/42	4,299,032	907,037	(c)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.717%	11/25/42	6,579,694	1,535,266	(c)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.717%	12/25/42	6,954,164	1,323,030	(c)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.717%	12/25/42	2,219,251	449,424	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.717%	12/25/42	6,183,708	1,454,887	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.717%	12/25/42	18,629,125	3,957,728	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	10,771,185	1,017,065
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.213%	2/25/17	71,484,098	1,000,563	(c)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	12,715,237	14,678,823
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	33,158,800	37,058,454
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.717%	3/25/42	10,533,478	1,628,738	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	18,766,179	1,708,327
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	9,453,686	882,105

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	19,107,165	$1,766,750
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	17,597,883	17,580,508
Federal National Mortgage Association (FNMA), 2013-1 YI, IO	3.000%	2/25/33	19,387,518	2,682,141
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.780%	8/25/44	37,313,496	2,620,053	(c)
Federal National Mortgage Association (FNMA), 2015-37 ST, IO	5.187%	6/25/45	21,416,840	3,868,288	(c)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.617%	8/25/55	35,502,208	2,007,203	(c)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.717%	8/25/45	5,258,058	1,396,227	(c)
Federal National Mortgage Association (FNMA), 2015-60 SA, IO	5.717%	8/25/45	10,974,689	2,444,351	(c)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	1,445,221	263,912
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	2,685,650	538,473
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	1,068,634	180,863
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	551,348	90,979	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	490,047	79,590	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	689,411	115,792
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	3,106,293	719,874
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	10,290,941	898,811
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	492,318	45,142
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	9,730,349	1,572,606
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	6,343,018	1,170,825
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	3,446,196	614,847
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.803%	2/25/37	127,852	58,920	(c)
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1	0.763%	6/25/37	13,930,639	7,479,616	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	196,093,618	1,884,420	(a)
FREMF Mortgage Trust, 2015-K47 B	3.600%	6/25/48	16,050,000	13,803,262	(a)(c)
GAHR Commericial Mortgage Trust, 2015-NRF BFX	3.382%	12/15/19	4,670,000	4,726,860	(a)(c)
GE Business Loan Trust, 2007-1A A	0.606%	4/16/35	10,094,402	9,267,415	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	25,030,515	(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.558%	4/20/36	1,308,847	253,045	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.068%	3/20/39	1,828,966	157,178	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.048%	4/20/40	1,115,179	176,362	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,161,046

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	13,215,930	$14,059,833
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.218%	1/20/40	762,710	97,201	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	43,260,184
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	1,519,537	21,036
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	29,330,799	33,047,636
Government National Mortgage Association (GNMA), 2010-118, IO	0.509%	4/16/53	4,269,964	122,054	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.439%	5/20/60	934,048	941,048	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.775%	8/20/58	2,289,522	2,265,839	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.805%	12/20/60	441,684	436,223	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.825%	12/20/60	10,986,564	10,871,694	(c)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	16,993,063	18,657,206
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	730,728	66,560
Government National Mortgage Association (GNMA), 2011-H06 FA	0.875%	2/20/61	3,000,284	2,964,046	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.905%	3/20/61	10,715,656	10,632,409	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.925%	3/20/61	9,060,736	8,969,307	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.618%	3/20/42	3,182,700	685,857	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	11,029,342	1,001,319
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	4,647,721	348,524
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.659%	8/16/42	6,911,522	1,107,713	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.895%	11/20/42	5,119,321	220,519	(c)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.918%	6/16/55	25,665,673	1,422,546	(c)
Government National Mortgage Association (GNMA), 2014-022 IA, IO	2.287%	9/20/43	3,014,190	108,908	(c)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.929%	1/16/57	93,867,444	7,633,028	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.168%	8/20/44	964,034	148,096	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	13,145,193	1,370,852
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,106,606	292,410
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.753%	10/25/45	3,895,660	3,199,700	(c)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1	0.713%	11/25/45	23,242,023	12,805,372	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.663%	4/25/36	1,556,272	1,324,822	(c)
GS Mortgage Securities Corp., 2015-2R C	1.276%	6/26/36	15,637,396	10,371,497	(a)(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.794%	8/10/45	37,225,000	35,465,445	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.616%	8/10/44	271,507	$10,882	(a)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.769%	8/10/46	2,034,950	1,659,121	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,722,874	(c)
GS Mortgage Securities Trust, 2015-GC28	4.329%	2/10/48	5,800,000	4,211,031	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.015%	5/10/50	16,340,000	15,770,525	(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.423%	11/10/48	10,015,000	6,507,768	(a)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.423%	11/10/48	5,107,000	2,764,680	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.783%	3/25/35	9,097,423	7,667,742	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.974%	11/25/35	1,435,212	1,274,455	(c)
HarborView Mortgage Loan Trust, 2005-3	0.672%	6/19/35	7,959,832	6,954,504	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.505%	6/19/45	3,146,557	1,910,384	(c)
HarborView Mortgage Loan Trust, 2006-02	2.853%	2/25/36	1,987,347	1,637,181	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.632%	9/19/46	2,150,455	1,555,309	(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.612%	11/19/46	352,577	257,123	(c)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.652%	7/19/47	421,440	336,749	(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.661%	11/15/16	16,790,000	15,785,199	(a)(c)
IMPAC CMB Trust, 2003-4 1A1	1.076%	10/25/33	25,188	24,627	(c)
IMPAC CMB Trust, 2005-7 A1	0.953%	11/25/35	5,340,566	4,180,593	(c)
IMPAC CMB Trust, 2007-A A	0.683%	5/25/37	13,835,297	12,472,440	(a)(c)
IMPAC Secured Assets Corp., 2005-1 5A1	0.703%	7/25/35	35,116	23,658	(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.798%	3/25/35	135,175	128,933	(c)
Indymac Index Mortgage Loan Trust, 2005-AR13	2.755%	8/25/35	299,568	221,838	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.643%	4/25/46	8,277,701	6,007,278	(c)
Jefferies & Co., 2015-R1 A2	0.575%	12/26/36	18,386,177	6,872,367	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.067%	11/15/45	3,120,000	3,209,595	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	1,602,000	1,739,381	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	6,873,129
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.313%	7/15/48	19,881,000	19,161,411	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.619%	8/15/48	14,743,000	15,000,849	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	25,860,000	25,032,795
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.935%	4/17/45	14,275,000	10,834,274	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	21,126,785	15,633,821
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	26,891,841	24,554,149	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	18,538,056	15,757,348	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.007%	2/15/51	1,120,000	1,079,399	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	23,785,971	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	558,000	613,188
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.661%	10/15/19	8,200,000	7,585,000	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.736%	8/15/27	2,460,000	2,430,133	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.186%	5/15/28	19,808,248	18,391,156	(a)(c)
JPMorgan Reremic, 2014-6 8A2	0.616%	10/27/36	15,902,258	8,528,604	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Reremic, 2015-1 4A1	0.630%	9/27/36	23,057,096	$21,405,032	(a)(c)
JPMorgan Reremic, 2015-1 4A2	0.471%	9/27/36	14,562,400	7,545,790	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.509%	6/15/36	757,520	2,155	(a)(c)(g)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.117%	11/25/36	23,971,678	8,186,589	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.717%	11/25/36	9,189,703	3,798,786	(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.147%	12/25/36	9,168,597	2,929,299	(c)
Lone Star Portfolio Trust	7.414%	9/15/20	16,359,068	15,377,860	(a)
Lone Star Portfolio Trust, 2015-LSP F	7.336%	9/15/28	15,227,911	14,986,288	(a)(c)
Luminent Mortgage Trust, 2006-4 A1A	0.623%	5/25/46	276,955	206,692	(c)
Luminent Mortgage Trust, 2006-7 2A1	0.597%	12/25/36	2,359,498	1,862,862	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.473%	5/25/34	748,129	735,577	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	2.998%	7/25/34	604,835	566,430	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.643%	4/25/46	271,658	191,455	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,151,898	2,067,386	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,371,589	3,437,873	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.783%	5/25/35	3,341,647	2,636,670	(a)(c)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.793%	7/25/35	32,824,064	27,262,801	(a)(c)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	4,810,000	4,727,344	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	18,354,899	16,147,642	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,900,000	2,551,184	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.174%	9/12/49	12,374,000	10,650,328	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,319,263
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.081%	7/15/46	110,000	120,902	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	27,115,430	21,951,296
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.623%	7/25/34	58,720	57,437	(c)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.652%	10/25/34	3,872	3,782	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.856%	7/25/35	3,052,803	2,741,452	(c)
Morgan Stanley Reremic Trust, 2014-R2 1B	1.142%	12/26/46	23,283,310	11,023,832	(a)(c)
Morgan Stanley Reremic Trust, 2014-R4 2B	2.719%	8/26/34	9,736,108	6,750,112	(a)(c)
Morgan Stanley Reremic Trust, 2015-R3 7A1	1.092%	4/26/47	34,309,324	33,412,028	(a)(c)
Morgan Stanley Reremic Trust, 2015-R4 1B	0.686%	8/26/47	34,710,119	14,117,404	(a)(c)
Morgan Stanley Reremic Trust, 2015-R5 2B	0.661%	10/26/46	15,010,552	8,806,700	(a)(c)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	11.002%	2/26/29	18,137,842	19,357,684	(a)(c)
Mortgage IT Trust, 2005-2 1A1	0.693%	5/25/35	42,318	39,870	(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	29,740,000	27,388,390	(a)
Multifamily Trust, 2016-1 B	9.783%	4/25/46	10,000,000	10,723,000	(c)(f)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	114,915	86,164
Nomura Resecuritization Trust, 2015-5R 3A5	0.696%	2/26/46	12,259,800	5,642,970	(a)(c)
PFP III, 2014-1 D	4.536%	6/14/31	1,550,000	1,548,969	(a)(c)
Prime Mortgage Trust, 2005-2 2A1	6.603%	10/25/32	269,119	280,614	(c)
Prime Mortgage Trust, 2006-1 3A2, IO	6.717%	6/25/36	18,599,542	4,152,552	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	42,735,241	39,236,511	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.883%	1/25/37	15,311,974	8,895,581	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.868%	3/25/36	13,428,632	9,678,086	(a)(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.703%	2/25/46	8,852,604	4,909,028	(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.643%	4/25/46	15,810,856	6,945,492	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.693%	4/25/46	3,913,140	1,744,674	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.727%	9/25/36	30,275,248	$7,982,605	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	4,338,261	3,659,109
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	94,721	104,624
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	790,514	720,321
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	450,997	389,492
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	106,325	107,610
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.833%	5/25/34	23,390	21,624	(c)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.257%	4/25/37	54,776,061	16,130,164	(c)
Structured ARM Loan Trust, 2004-08 1A1	2.573%	7/25/34	2,749	2,731	(c)
Structured ARM Loan Trust, 2004-09XS A	0.803%	7/25/34	70,047	66,947	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.733%	10/25/35	769,068	676,842	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	1.172%	10/19/33	258,326	238,622	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.643%	4/25/36	2,606,176	1,840,119	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.613%	7/25/46	244,173	183,062	(c)
Structured Asset Securities Corp., 2002-9 A2	1.033%	10/25/27	41,811	40,552	(c)
Structured Asset Securities Corp., 2005-RF1 A	0.783%	3/25/35	57,653	47,061	(a)(c)
Suntrust Alternative Loan Trust, 2006-1F 3A	0.783%	4/25/36	24,314,916	9,021,019	(c)
Thornburg Mortgage Securities Trust, 2004-03 A	1.173%	9/25/44	361,779	331,304	(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	0.683%	12/26/36	3,158,890	3,044,285	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	6,328,401	6,191,890	(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.641%	12/15/43	2,125,000	2,012,376	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	1,501,290	1,486,238	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.538%	2/25/33	63,499	62,419	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.521%	9/25/33	19,780	19,948	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.723%	10/25/45	3,582,893	3,293,705	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.693%	11/25/45	8,710,936	7,927,346	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3	0.913%	11/25/45	61,437,049	29,711,319	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.703%	12/25/45	11,180,134	10,227,122	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	4.967%	7/25/36	20,435,264	6,297,868	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.266%	9/25/36	309,520	273,014	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	75,739,644	74,563,786	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.027%	3/25/37	29,774,804	5,338,893	(c)(g)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.863%	6/25/37	11,648,155	8,261,018	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.298%	7/15/46	450,000	473,984	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,243,668	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	$5,923,545
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	18,590,000	18,697,190
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	11,121,750
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,468,846
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	16,199,563	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	134,926	134,443	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.806%	11/25/34	82,279	80,947	(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.519%	6/15/45	201,993	14,016	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	3.999%	6/15/46	4,790,000	4,107,761	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	287,569	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.270%	3/15/47	52,622,719	3,296,113	(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,155,328	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,589,619,539)				2,503,796,481

MORTGAGE-BACKED SECURITIES - 15.9%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.476%	8/1/35	1,566,654	1,646,699	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.341%	9/1/35	201,654	212,617	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.511%	9/1/35	1,034,746	1,093,977	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.561%	10/1/35	986,744	1,039,699	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.598%	12/1/35	1,209,656	1,286,964	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	157,646	166,715	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.084%	2/1/37	47,675	49,298	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.247%	2/1/37	42,860	44,565	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.990%	5/1/37	146,482	151,742	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.150%	5/1/37	1,837,577	1,940,929	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.620%	5/1/37	98,124	104,693	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.805%	5/1/37	801,115	842,545	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	6/1/37	102,581	107,615	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.730%	6/1/37	492,797	523,101	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.455%	7/1/37	1,317,746	1,398,171	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	1,544,182	1,633,613	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	4/1/16-11/1/36	238,807	251,239
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	5/1/16-9/1/39	6,070,297	6,933,076
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	10/1/16-3/1/39	1,631,022	1,900,615
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	8,064,227	9,015,801
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	57,578,445	62,172,515
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	4,456,965	4,597,790
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	105,365,518	111,003,698
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	20,884,160	23,079,389
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	8,002,416	8,206,744
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	5,369,355	5,921,413
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	5/12/46	84,600,000	88,397,271	(j)

Total FHLMC				333,722,494

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 10.8%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	8,584,174	$9,659,250
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	26,271,533	30,234,926
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	89	95
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	307,782,563	338,134,488
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	51,215,848	58,713,876
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	7,840,000	8,127,027
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	19,529,340	19,929,322
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	8,587,527	10,095,403
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	4,407	5,331
Federal National Mortgage Association (FNMA)	3.000%	4/18/31	20,500,000	21,412,890	(j)
Federal National Mortgage Association (FNMA)	3.500%	4/18/31	114,800,000	121,229,937	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	82,470,201	92,123,910
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-1/1/46	327,668,600	344,134,156
Federal National Mortgage Association (FNMA)	2.507%	5/1/35	740,915	784,409	(c)
Federal National Mortgage Association (FNMA)	2.327%	6/1/35	365,975	388,855	(c)
Federal National Mortgage Association (FNMA)	2.815%	6/1/35	2,762,425	2,941,934	(c)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	229,036	241,847	(c)
Federal National Mortgage Association (FNMA)	2.442%	9/1/35	1,002,151	1,056,839	(c)
Federal National Mortgage Association (FNMA)	2.547%	9/1/35	1,626,523	1,728,806	(c)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	280,542	296,020	(c)
Federal National Mortgage Association (FNMA)	2.390%	10/1/35	758,735	798,365	(c)
Federal National Mortgage Association (FNMA)	2.610%	10/1/35	337,927	357,206	(c)
Federal National Mortgage Association (FNMA)	3.225%	10/1/35	658,654	697,908	(c)
Federal National Mortgage Association (FNMA)	2.211%	11/1/35	54,405	56,900	(c)
Federal National Mortgage Association (FNMA)	2.272%	11/1/35	83,173	87,100	(c)
Federal National Mortgage Association (FNMA)	2.277%	11/1/35	52,508	55,231	(c)
Federal National Mortgage Association (FNMA)	2.295%	11/1/35	60,370	63,221	(c)
Federal National Mortgage Association (FNMA)	2.304%	11/1/35	67,668	70,877	(c)
Federal National Mortgage Association (FNMA)	2.705%	12/1/35	476,623	500,971	(c)
Federal National Mortgage Association (FNMA)	3.038%	2/1/36	100,709	106,143	(c)
Federal National Mortgage Association (FNMA)	2.053%	2/1/37	4,391,802	4,521,277	(c)
Federal National Mortgage Association (FNMA)	1.691%	8/1/37	211,051	217,027	(c)
Federal National Mortgage Association (FNMA)	2.125%	8/1/37	227,004	236,707	(c)
Federal National Mortgage Association (FNMA)	2.565%	11/1/37	64,286	67,535	(c)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-1/1/45	283,922,688	306,134,224
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	13,933,604	14,283,200
Federal National Mortgage Association (FNMA)	4.000%	4/13/46	301,100,000	321,706,531	(j)
Federal National Mortgage Association (FNMA)	5.000%	5/12/46	27,900,000	30,833,859	(j)

Total FNMA				1,742,033,603

GNMA - 3.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	43,256	47,691
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	124,770	140,572
Government National Mortgage Association (GNMA)	8.500%	11/15/27	2,222	2,231
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	5,372,136	6,206,582

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	12,522,596		$14,364,335
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	15,610		16,283
Government National Mortgage Association (GNMA)	0.832%	8/20/31	790		795	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	10,398,773		11,859,513
Government National Mortgage Association (GNMA)	3.500%	4/20/46	52,100,000		54,973,638	(j)
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	20,011,841		22,143,485
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	3,168,346		3,782,036
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	8,970,134		10,181,041
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	66,083,094		71,927,812
Government National Mortgage Association (GNMA) II	4.000%	4/20/44-9/20/45	34,825,711		37,568,450
Government National Mortgage Association (GNMA) II	3.500%	10/20/45	7,453,278		7,894,678
Government National Mortgage Association (GNMA) II	3.000%	4/20/46	72,600,000		75,204,808	(j)
Government National Mortgage Association (GNMA) II	3.500%	4/20/46	158,900,000		167,937,437	(j)
Government National Mortgage Association (GNMA) II	4.000%	4/20/46	3,500,000		3,741,309	(j)

Total GNMA					487,992,696

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,530,607,799)					2,563,748,793

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Brazil - 0.2%
Federative Republic of Brazil, Notes (Cost - $46,376,048)	6.000%	8/15/50	114,454,653	BRL	30,187,144

SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 1.1%
Distributors - 0.1%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	9,790,672		9,764,159	(k)(l)

Diversified Consumer Services - 0.1%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,430,250		2,090,015	(k)(l)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	7,256,326		7,253,300	(k)(l)

Total Diversified Consumer Services					9,343,315

Hotels, Restaurants & Leisure - 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	15,021,851		14,996,809	(k)(l)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,527,402		1,529,099	(k)(l)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,656,029		2,647,728	(k)(l)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	11,151,941		11,147,759	(k)(l)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,726,447		2,713,496	(k)(l)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	3,305,280		3,293,920	(k)(l)

Total Hotels, Restaurants & Leisure					36,328,811

Household Durables - 0.0%
Jarden Corp., 2015 Term Loan B2	3.183%	7/30/22	4,544,663		4,537,845	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.2%
CCO Safari III LLC, Term Loan I	3.500%	1/24/23	5,890,000	$5,891,054	(k)(l)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	15,130,729	14,965,910	(k)(l)
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	3,997,400	3,945,766	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.500 - 3.601%	1/15/22	2,576,000	2,542,726	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.601%	1/15/22	4,236,600	4,181,876	(k)(l)

Total Media				31,527,332

Multiline Retail - 0.1%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	8,439,086	8,442,099	(k)(l)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	15,428,507	14,099,943	(k)(l)

Total Multiline Retail				22,542,042

Specialty Retail - 0.4%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	16,247,033	15,431,773	(k)(l)
CWGS Group LLC, Term Loan	5.750%	2/20/20	4,367,193	4,309,873	(k)(l)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	7,809,175	7,786,396	(k)(l)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	14,533,729	14,383,857	(k)(l)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	16,093,456	16,010,977	(k)(l)

Total Specialty Retail				57,922,876

TOTAL CONSUMER DISCRETIONARY				171,966,380

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	11,255,867	11,284,006	(k)(l)

Household Products - 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,944,862	1,876,792	(k)(l)

TOTAL CONSUMER STAPLES				13,160,798

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	12,413,953	6,327,243	(k)(l)

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	12,426,274	12,096,207	(k)(l)
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	9,753,476	9,746,161	(k)(l)
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	12,351,276	12,221,587	(k)(l)

Total Health Care Providers & Services				34,063,955

Pharmaceuticals - 0.2%
Akorn Inc., Term Loan B	6.000%	4/16/21	3,184,450	3,168,528	(k)(l)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	12,027,532	11,568,982	(k)(l)
Valeant Pharmaceuticals International Inc., Term Loan B F1	4.000%	4/1/22	10,583,100	9,971,270	(k)(l)

Total Pharmaceuticals				24,708,780

TOTAL HEALTH CARE				58,772,735

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	2,981,490	2,985,217	(k)(l)

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	5,406,450	5,423,345	(k)(l)

Airlines - 0.1%
American Airlines Inc., New Term Loan	3.250%	6/27/20	13,313,560	13,232,427	(k)(l)

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	1,186,131	1,174,270	(k)(l)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	4,335,757	4,253,108	(k)(l)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	2,102,929	1,983,763	(k)(l)

Total Commercial Services & Supplies				7,411,141

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 0.1%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,308,201		$5,693,152	(k)(l)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	1,777,544		1,543,130	(k)(l)

Total Machinery					7,236,282

Transportation Infrastructure - 0.0%
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	5,510,000		5,499,669	(k)(l)

TOTAL INDUSTRIALS					41,788,081

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/20/20	2,437,500		2,401,954	(k)(l)

IT Services - 0.1%
First Data Corp., New 2018 Extended Term Loan	3.932%	3/24/18	11,751,174		11,718,200	(k)(l)
First Data Corp., New 2018 Term Loan	3.932%	9/24/18	5,000,000		4,983,335	(k)(l)

Total IT Services					16,701,535

Software - 0.0%
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	3,074,130		3,084,217	(k)(l)

TOTAL INFORMATION TECHNOLOGY					22,187,706

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Holding Corp., Term Loan F	4.000%	10/1/22	2,083,661		2,082,502	(k)(l)

Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	7,031,494		5,926,966	(k)(l)

TOTAL MATERIALS					8,009,468

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	10,573,825		9,853,483	(k)(l)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	14,144,183		14,011,582	(k)(l)

Total Diversified Telecommunication Services					23,865,065

Wireless Telecommunication Services - 0.1%
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	750,000		750,375	(k)(l)
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	10,892,700		10,927,491	(k)(l)
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,850,900		3,826,832	(k)(l)

Total Wireless Telecommunication Services					15,504,698

TOTAL TELECOMMUNICATION SERVICES					39,369,763

UTILITIES - 0.3%
Electric Utilities - 0.0%
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	2,602,339		2,556,798	(k)(l)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	34,950,000		34,891,738	(k)(l)
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	6,767,490		6,689,244	(k)(l)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,637,734		2,532,225	(k)(l)

Total Independent Power and Renewable Electricity Producers					44,113,207

TOTAL UTILITIES					46,670,005

TOTAL SENIOR LOANS (Cost - $421,865,368)					408,252,179

SOVEREIGN BONDS - 6.0%
Brazil - 0.6%
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	27,780,000		23,960,250
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	12,650,000		10,120,000
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	208,143,000	BRL	56,443,387
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		3,850,175

Total Brazil					94,373,812

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 0.4%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	$17,190,617	(i)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	8,776,847	(i)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	40,272,913	(i)

Total China					66,240,377

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	15,790,000		15,711,050

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	21,970,000		22,147,210	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		372,985	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		344,779	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		549,119	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,359,224	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		1,984,355	(a)

Total Indonesia					33,757,672

Mexico - 2.4%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,800,000		2,110,500
United Mexican States, Senior Bonds	8.000%	6/11/20	70,565,000	MXN	4,511,783
United Mexican States, Senior Bonds	6.500%	6/9/22	2,260,389,800	MXN	137,115,125
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	24,132,409
United Mexican States, Senior Bonds	7.750%	11/13/42	2,134,316,200	MXN	139,102,051
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		391,765
United Mexican States, Senior Notes	3.600%	1/30/25	18,840,000		19,216,800
United Mexican States, Senior Notes	4.750%	3/8/44	5,528,000		5,514,180
United Mexican States, Senior Notes	5.550%	1/21/45	52,020,000		57,612,150
United Mexican States, Senior Notes	4.600%	1/23/46	1,215,000		1,184,625

Total Mexico					390,891,388

Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		2,900,850
Republic of Peru, Senior Bonds	5.625%	11/18/50	13,920,000		15,660,000

Total Peru					18,560,850

Poland - 1.8%
Republic of Poland, Bonds	2.000%	4/25/21	29,560,000	PLN	7,860,091
Republic of Poland, Bonds	3.250%	7/25/25	444,290,000	PLN	124,189,843
Republic of Poland, Bonds	2.500%	7/25/26	424,460,000	PLN	110,360,169
Republic of Poland, Senior Notes	4.000%	1/22/24	36,460,000		38,928,342

Total Poland					281,338,445

Portugal - 0.1%
Republic of Portugal, Notes	5.125%	10/15/24	17,790,000		17,899,586	(a)

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	9,973,390		12,173,261	(i)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,319,300		6,492,599	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	13,800,000		14,137,300	(i)

Total Russia					32,803,160

Turkey - 0.1%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000		6,435,662
Republic of Turkey, Senior Notes	4.875%	4/16/43	15,900,000		14,751,225

Total Turkey					21,186,887

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1	$1

TOTAL SOVEREIGN BONDS (Cost - $1,072,120,445)				972,763,228

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.9%
U.S. Government Agencies - 1.5%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,561,233
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	66,891,296
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000	82,514,535
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	13,420,104
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000	309,408
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000	1,222,142
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	995,000	978,985
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	14,296,483
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	6,598,000	6,463,012
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,551,948
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	1,750,000	1,670,296
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	21,820,000	20,323,781
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,236,339
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000	21,049,801

Total U.S. Government Agencies				245,489,363

U.S. Government Obligations - 18.4%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,841,124
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000	10,340,630
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,341,055
U.S. Treasury Bonds	3.375%	5/15/44	391,675,000	454,052,377
U.S. Treasury Bonds	3.000%	11/15/44	282,340,000	304,673,659
U.S. Treasury Bonds	3.000%	5/15/45	381,790,000	411,751,734
U.S. Treasury Bonds	2.875%	8/15/45	11,190,000	11,770,481
U.S. Treasury Bonds	3.000%	11/15/45	295,080,000	318,559,516
U.S. Treasury Bonds	2.500%	2/15/46	111,620,000	108,833,853
U.S. Treasury Notes	1.500%	7/31/16	720,000	722,699
U.S. Treasury Notes	0.500%	9/30/16	180,000,000	180,070,380
U.S. Treasury Notes	0.625%	11/30/17	16,890,000	16,862,942
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,677,908
U.S. Treasury Notes	1.125%	1/15/19	65,870,000	66,384,576
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,982,938
U.S. Treasury Notes	1.750%	9/30/19	6,760,000	6,935,605
U.S. Treasury Notes	1.500%	11/30/19	76,189,000	77,468,747
U.S. Treasury Notes	1.250%	1/31/20	46,750,000	47,071,406
U.S. Treasury Notes	1.375%	2/29/20	5,090,000	5,145,873
U.S. Treasury Notes	2.625%	11/15/20	330,000	350,986
U.S. Treasury Notes	1.750%	12/31/20	50,000,000	51,224,600
U.S. Treasury Notes	1.375%	1/31/21	39,270,000	39,552,273
U.S. Treasury Notes	1.125%	2/28/21	1,900,000	1,892,206
U.S. Treasury Notes	2.125%	12/31/21	11,060,000	11,502,831
U.S. Treasury Notes	1.875%	8/31/22	89,000	91,072
U.S. Treasury Notes	1.750%	9/30/22	100,000,000	101,535,200
U.S. Treasury Notes	2.000%	11/30/22	102,345,000	105,451,375
U.S. Treasury Notes	1.500%	2/28/23	134,020,000	133,648,363

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.375%	8/15/24	97,235,000	$102,400,609
U.S. Treasury Notes	2.000%	8/15/25	153,490,000	156,439,924
U.S. Treasury Notes	2.250%	11/15/25	82,990,000	86,371,179
U.S. Treasury Notes	1.625%	2/15/26	67,975,000	66,987,255
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,232,485
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	26,530,000	12,835,400

TOTAL U.S. GOVERNMENT OBLIGATIONS				2,957,003,261

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,035,911,439)				3,202,492,624

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.3%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	67,628,408	80,533,261
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,796,290	13,789,593
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	11,412,990	14,689,169
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	88,760,084	86,141,217
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	53,220,677	49,956,759
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	14,556,280	16,296,017
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	53,662,174	51,917,455
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	32,654,448	34,056,728
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	23,845,891	24,366,590
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	152,344,656	159,265,674

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $506,753,913)				531,012,463

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PB Investors II LLC (Cost - $9,649,958)			80,790	0	*(e)(f)(g)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	6.402%		454,841	11,148,153	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	6.988%		82,775	2,176,155	(c)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				13,324,308

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.25 Index, Call @ $99.00		4/20/16	14,780,000	540,907
Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Markit CDX.NA.IG.25 Index, Call @ 105 basis points spread		4/20/16	68,590,000	474,342
Euro Currency Futures, Put @ $1.10		4/8/16	241	3,013

Euro Currency Futures, Put @ $1.13		5/6/16	170	174,250
Japanese Yen Futures, Put @ 87.00 JPY		4/8/16	285	14,250
Japanese Yen Futures, Put @ 87.00 JPY		5/6/16	128	57,600
Japanese Yen Futures, Put @ 88.00 JPY		4/8/16	227	42,563
Japanese Yen Futures, Put @ 88.00 JPY		5/6/16	344	279,500
U.S. Dollar/Brazilian Real, Put @ 3.75 BRL		6/9/16	41,400,000	2,536,206
U.S. Dollar/British Pound, Put @ $1.42		4/28/16	163,280,000	2,634,033
U.S. Dollar/Chinese Yuan Renminbi, Put @ 6.78CNY		7/12/16	167,370,000	922,376
U.S. Dollar/Euro, Call @ $1.14		6/29/16	321,969,000	5,450,613
U.S. Dollar/Japanese Yen, Call @ 115.50JPY		5/24/16	159,778,000	769,331
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		4/22/16	641	495,774
U.S. Treasury 5-Year Notes Futures, Put @ $113.75		4/22/16	8,000	0	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Put @ $117.00		4/22/16	8,000	$0	(e)
U.S. Treasury 5-Year Notes Futures, Put @ $120.00		4/22/16	437	20,484
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		4/22/16	1,079	2,124,281
U.S. Treasury 10-Year Notes Futures, Call @ $136.50		4/22/16	2,000	0	(e)
U.S. Treasury 10-Year Notes Futures, Put @ $128.50		4/22/16	1,336	104,375
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		4/22/16	1,744	218,000
U.S. Treasury 10-Year Notes Futures, Put @ $130.00		4/22/16	110	42,969
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00		4/22/16	216	509,625
U.S. Treasury Long-Term Bonds Futures, Call @ $164.00		4/22/16	130	229,531
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		4/22/16	239	302,484
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00		4/22/16	213	36,609

TOTAL PURCHASED OPTIONS (Cost - $22,202,382)				17,983,116

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,211,714,249)				16,291,090,368

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.7%
U.S. Government Agencies - 0.2%
Federal Home Loan Bank (FHLB)	0.501%	9/27/16	20,000,000	19,955,900	(m)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.501%	7/7/16	5,556,000	5,550,405	(m)

Total U.S. Government Agencies (Cost - $25,498,792)				25,506,305

Repurchase Agreements - 0.3%
Goldman Sachs & Co. repurchase agreement dated 3/31/16; Proceeds at maturity - $48,000,387; (Fully collateralized by U.S. government agency obligations, 1.985% due 9/29/21; Market value - $48,987,148) (Cost - $48,000,000)	0.290%	4/1/16	48,000,000	48,000,000

			SHARES
Money Market Funds - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $524,618,340)	0.225%		524,618,340	524,618,340

TOTAL SHORT-TERM INVESTMENTS (Cost - $598,117,132)				598,124,645

TOTAL INVESTMENTS - 104.7% (Cost - $16,809,831,381#)				16,889,215,013
Liabilities in Excess of Other Assets - (4.7)%				(759,728,064)

TOTAL NET ASSETS - 100.0%				$16,129,486,949

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2016, the Fund held TBA securities with a total cost of $883,103,976.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT‡
MORTGAGE-BACKED SECURITIES - (1.3)%
FNMA - (1.3)%
Federal National Mortgage Association (FNMA) (Proceeds - $(215,798,551))	3.500%	5/12/46	(206,100,000)	$(215,728,786	)(a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
Euro Currency Futures, Call	4/8/16	$1.11		240	$945,000
Euro Currency Futures, Put	4/8/16	1.11		62	1,937
Euro Currency Futures, Put	4/8/16	1.09		474	2,963
Euro Currency Futures, Put	4/8/16	1.12		456	25,650
Euro Currency Futures, Put	5/6/16	1.11		78	4,388
Euro Currency Futures, Put	5/6/16	1.09		757	94,625
Euro Currency Futures, Put	5/6/16	1.12		183	96,075
Euro Currency Futures, Put	5/6/16	1.10		802	180,450
Eurodollar Futures, Call	6/13/16	99.25		112	22,400
Eurodollar Futures, Call	6/13/16	99.00		424	328,600
U.S. Dollar/Brazilian Real, Call	6/9/16	3.85	BRL	41,400,000	661,199
U.S. Treasury 5-Year Notes Futures, Call	4/22/16	121.00		1,313	553,922
U.S. Treasury 5-Year Notes Futures, Call	5/20/16	121.00		1,752	1,095,000
U.S. Treasury 5-Year Notes Futures, Put	5/20/16	120.50		649	177,461
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	131.00		449	147,328
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	129.50		648	718,875
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.50		1,834	945,656
U.S. Treasury 10-Year Notes Futures, Call	4/22/16	130.00		2,444	1,909,375
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	130.00		438	485,906
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	132.00		1,595	573,203
U.S. Treasury 10-Year Notes Futures, Call	5/20/16	131.00		1,174	752,094
U.S. Treasury 10-Year Notes Futures, Put	4/22/16	128.00		110	5,156
U.S. Treasury 10-Year Notes Futures, Put	4/22/16	127.50		447	13,969
U.S. Treasury 10-Year Notes Futures, Put	5/20/16	128.00		329	61,688

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	4/22/16	167.00	757	$473,125
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	171.00	72	42,750
U.S. Treasury Long-Term Bonds Futures, Call	5/20/16	167.00	1,866	2,682,375
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	160.00	110	29,219
U.S. Treasury Long-Term Bonds Futures, Put	4/22/16	161.00	199	83,953
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	165.00	72	198,000
U.S. Treasury Long-Term Bonds Futures, Put	5/20/16	160.00	433	365,344

TOTAL WRITTEN OPTIONS (Premiums received - $13,299,718)				$13,677,686

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,714,872,111	$84,882,869		$1,799,754,980
Industrials	—	220,955,254	2,679,690		223,634,944
Other Corporate Bonds & Notes	—	3,157,124,483	—		3,157,124,483
Asset-Backed Securities	—	669,147,196	197,868,429		867,015,625
Collateralized Mortgage Obligations	—	2,465,153,761	38,642,720		2,503,796,481
Mortgage-Backed Securities	—	2,563,748,793	—		2,563,748,793
Non-U.S. Treasury Inflation Protected Securities	—	30,187,144	—		30,187,144
Senior Loans:
Consumer Discretionary	—	169,876,365	2,090,015		171,966,380
Health Care	—	55,604,207	3,168,528		58,772,735
Utilities	—	41,580,982	5,089,023		46,670,005
Other Senior Loans	—	130,843,059			130,843,059
Sovereign Bonds	—	972,763,228	—		972,763,228
U.S. Government & Agency Obligations	—	3,202,492,624	—		3,202,492,624
U.S. Treasury Inflation Protected Securities	—	531,012,463	—		531,012,463
Common Stocks	—	—	0	*	0	*
Preferred Stocks	$13,324,308	—	—		13,324,308
Purchased Options	4,655,308	13,327,808	—		17,983,116

Total Long-Term Investments	$17,979,616	$15,938,689,478	$334,421,274		$16,291,090,368

Short-Term Investments†
U.S. Government & Agency Obligations	—	$25,506,305	—		$25,506,305
Repurchase Agreements	—	48,000,000	—		48,000,000
Money Market Funds	$524,618,340	—			524,618,340

Total Short-Term Investments	524,618,340	73,506,305	—		598,124,645

Total Investments	$542,597,956	$16,012,195,783	$334,421,274		$16,889,215,013

Other Assets	—	$2,308,383	—		$2,308,383

Other Financial Instruments:
Futures Contracts	$33,074,455	—	—		33,074,455
Forward Foreign Currency Contracts	—	29,833,050	—		29,833,050
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	2,290,348	—		2,290,348
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	266,636	—		266,636
OTC Total Return Swaps	—	192,610	—		192,610
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,029,314	—		4,029,314

Total Other Financial Instruments	$33,074,455	$38,920,340	—		$71,994,795

Total	$575,672,411	$16,051,116,124	$334,421,274		$16,961,209,809

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short	—	$215,728,786	—	$215,728,786
Written Options	$13,016,487	661,199	—	13,677,686
Futures Contracts	53,991,687	—	—	53,991,687
Forward Foreign Currency Contracts	—	47,604,579	—	47,604,579
OTC Interest Rate Swaps‡	—	593,630	—	593,630
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	721,174	—	721,174
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	49,309	—	49,309
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	2,917,694	—	2,917,694
Centrally Cleared Interest Rate Swaps	—	107,351,298	—	107,351,298
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,163,903	—	2,163,903
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	1,388,182	—	1,388,182

Total	$67,008,174	$379,179,754	—	$446,187,928

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to Swap Contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS	INDUSTRIALS	ASSET BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	MORTGAGE - BACKED SECURITIES
Balance as of December 31, 2015	$87,788,611	—	$335,625,547	$33,929,651	$28,822,501
Accrued premiums/discounts	45,648	—	77,861	123,165	—
Realized gain (loss)	(14,886)	—	4,392	—	—
Change in unrealized appreciation (depreciation)[1]	(2,719,363)	—	(2,287,403)	(4,229,550)	—
Purchases	—	—	—	17,562,891	—
Sales	(217,141)	—	(121,546,919)	—	(28,822,501)
Transfers into Level 3[2]	—	$2,679,690	—	—	—
Transfers out of Level 3[3]	—	—	(14,005,049)	(8,743,437)	—

Balance as of March 31, 2016	$84,882,869	$2,679,690	$197,868,429	$38,642,720	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$(2,719,363)	—	$(2,220,320)	$(4,077,043)	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	HEALTH CARE	INDUSTRIALS	UTILITIES	COMMON STOCKS		TOTAL
Balance as of December 31, 2015	—	—	$6,918,573	$2,648,578	$0	*	$495,733,461
Accrued premiums/discounts	—	—	(756)	(4,232)			241,686
Realized gain (loss)	—	—	(690,622)	(423)			(701,539)
Change in unrealized appreciation (depreciation)[1]	—	—	844,622	(74,101)			(8,465,795)
Purchases	—	—	—	—			17,562,891
Sales	—	—	(5,088,054)	(37,597)			(155,712,212)
Transfers into Level 3[2]	$2,090,015	$3,168,528	—	2,556,798			10,495,031
Transfers out of Level 3[3]	—	—	(1,983,763)				(24,732,249)

Balance as of March 31, 2016	$2,090,015	$3,168,528	—	5,089,023	$0	*	$334,421,274

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	—	—	—	$(74,101)	—		$(9,090,827)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$551,015,544
Gross unrealized depreciation	(471,631,912)

Net unrealized appreciation	$79,383,632

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,819	3/17	$943,004,824	$946,443,675	$3,438,851
90-Day Eurodollar	931	6/17	229,352,051	230,608,700	1,256,649
Canadian Dollar	3,919	6/16	295,117,007	302,037,330	6,920,323
Euro BTP	402	6/16	63,457,865	64,324,611	866,746
Euro-Bobl	595	6/16	88,931,685	88,761,305	(170,380)
U.S. Treasury 2-Year Notes	6,361	6/16	1,392,195,394	1,391,468,750	(726,644)
U.S. Treasury 5-Year Notes	61,723	6/16	7,458,017,574	7,478,609,460	20,591,886
U.S. Treasury Ultra Long-Term Bonds	1,247	6/16	216,954,369	215,146,469	(1,807,900)

					30,369,531

Contracts to Sell:
3-Month Euribor	4,853	6/16	1,383,810,878	1,384,008,326	(197,448)
90-Day Eurodollar	10,106	6/16	2,507,405,193	2,509,067,149	(1,661,956)
90-Day Eurodollar	29,746	12/16	7,365,488,876	7,375,148,876	(9,660,000)
Australian Dollar	26	6/16	1,921,446	1,989,001	(67,555)
Euro	4,331	6/16	599,781,099	617,817,150	(18,036,051)
Euro Buxl 30-Year Bonds	73	6/16	13,607,847	14,000,059	(392,212)
Euro-Bund	1,869	6/16	346,453,720	347,338,316	(884,596)
Japanese 10-Year Bonds	213	6/16	285,985,780	286,346,795	(361,015)
Japanese Yen	7,265	6/16	799,288,601	808,594,500	(9,305,899)
U.S. Treasury 10-Year Notes	15,126	6/16	1,968,269,455	1,972,288,594	(4,019,139)
U.S. Treasury Long-Term Bonds	4,106	6/16	668,479,483	675,180,375	(6,700,892)

					(51,286,763)

Net unrealized depreciation on open futures contracts					$(20,917,232)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	262,564	JPY	29,820,001	Bank of America N.A.	4/4/16	$(2,396)
CNY	272,860,000	USD	42,218,784	Bank of America N.A.	4/12/16	(42,809)
JPY	36,406,059,000	USD	311,698,379	Bank of America N.A.	4/12/16	11,875,778
USD	4,919,875	EUR	4,515,719	Bank of America N.A.	4/12/16	(219,840)
USD	153,712,127	SGD	219,670,000	Bank of America N.A.	4/12/16	(9,261,534)
CNY	1,576,125,056	USD	243,982,207	Barclays Bank PLC	4/12/16	(360,530)
EUR	17,730,000	USD	20,106,476	Barclays Bank PLC	4/12/16	73,513
EUR	126,200,000	USD	142,962,767	Barclays Bank PLC	4/12/16	675,960
EUR	71,970,000	USD	81,532,654	Barclays Bank PLC	4/12/16	382,395
MXN	510,000,000	USD	28,427,523	Barclays Bank PLC	4/12/16	1,065,981
USD	73,630,070	BRL	307,354,000	Barclays Bank PLC	4/12/16	(11,648,455)
USD	73,089,988	CNY	490,580,000	Barclays Bank PLC	4/12/16	(2,738,971)
USD	66,737,641	CNY	448,210,000	Barclays Bank PLC	4/12/16	(2,542,186)
USD	36,454,112	CNY	244,680,000	Barclays Bank PLC	4/12/16	(1,366,080)
USD	36,595,650	CNY	245,630,000	Barclays Bank PLC	4/12/16	(1,371,384)
USD	22,591,435	CNY	147,025,056	Barclays Bank PLC	4/12/16	(134,231)
USD	112,607,895	EUR	103,356,933	Barclays Bank PLC	4/12/16	(5,031,235)
USD	81,103,147	PLN	305,960,000	Barclays Bank PLC	4/12/16	(883,123)
EUR	279,257,000	USD	314,086,771	Citibank N.A.	4/12/16	3,758,871
USD	48,393,658	CNY	323,560,000	Citibank N.A.	4/12/16	(1,619,016)
USD	24,955,832	CNY	166,680,000	Citibank N.A.	4/12/16	(807,899)
USD	67,520,986	CNY	455,267,000	Citibank N.A.	4/12/16	(2,849,642)
USD	30,190,891	EUR	27,754,338	Citibank N.A.	4/12/16	(1,398,631)
USD	22,106,483	MXN	397,136,338	Citibank N.A.	4/12/16	(860,070)

Notes to Schedule of Investments (unaudited) (continued)

USD	22,495,454	CNY	146,659,113	Bank of America N.A.	5/13/16	(145,292)
USD	86,363,100	GBP	60,000,000	Bank of America N.A.	5/13/16	178,384
CAD	216,284,145	USD	154,718,543	Citibank N.A.	5/13/16	11,822,168
USD	41,465,387	EUR	36,696,007	Citibank N.A.	5/13/16	(339,723)
USD	1,127,360	EUR	1,000,000	Citibank N.A.	5/13/16	(11,868)
USD	1,554,021	EUR	1,400,000	Citibank N.A.	5/13/16	(40,898)
USD	1,105,193	EUR	1,000,000	Citibank N.A.	5/13/16	(34,035)
USD	1,354,999	EUR	1,200,000	Citibank N.A.	5/13/16	(12,074)
USD	897,086	EUR	800,000	Citibank N.A.	5/13/16	(14,297)
USD	93,995,305	EUR	83,930,000	Citibank N.A.	5/13/16	(1,620,081)
USD	826,851	EUR	730,000	Citibank N.A.	5/13/16	(4,786)
USD	2,320,728	EUR	2,040,000	Citibank N.A.	5/13/16	(3,296)
USD	37,643,839	EUR	33,750,000	Goldman Sachs Group Inc.	5/13/16	(805,098)
USD	14,858,964	EUR	13,245,526	UBS AG	5/13/16	(230,707)
USD	39,028,145	EUR	34,396,638	UBS AG	5/13/16	(157,460)
INR	10,692,010,000	USD	159,190,203	Bank of America N.A.	7/14/16	(614,818)
USD	42,026,954	CNY	272,860,000	Bank of America N.A.	7/14/16	(3,174)
USD	242,350,282	CNY	1,576,125,056	Barclays Bank PLC	7/14/16	(428,940)

Total						$(17,771,529)

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

At March 31, 2016, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	$4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	$(205,056)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(388,574)

Total	$13,150,000				—	$(593,630)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$22,403,290,000	6/15/16	0.420%**	FEDL01**	—	$(1,288,189)
Chicago Mercantile Exchange	5,235,550,000	7/27/16	0.550%**	FEDL01**	—	(815,018)
Chicago Mercantile Exchange	565,600,000	8/31/22	1.897% semi-annually	3-Month LIBOR	—	(19,287,209)
Chicago Mercantile Exchange	1,187,672,000	11/30/22	1.900% semi-annually	3-Month LIBOR	—	(40,138,955)
Chicago Mercantile Exchange	124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(5,642,538)	(25,091,532)
Chicago Mercantile Exchange	172,392,000	2/15/41	2.720% semi-annually	3-Month LIBOR	(283,481)	(20,730,395)

Total	$29,689,204,000				$(5,926,019)	$(107,351,298)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	$13,500,000	3/20/21	2.40%	5.000% quarterly	$1,624,034	$1,397,101	$226,933
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	9,680,000	6/20/21	1.33%	1.000% quarterly	(158,909)	87,558	(246,467)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	21,430,000	3/20/24	1.21%	1.000% quarterly	(330,756)	(376,314)	45,558
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.55%	3.650% quarterly	203,119	—	203,119
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.55%	3.650% quarterly	159,756	—	159,756
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	1.39%	1.000% quarterly	(231,509)	102,630	(334,139)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.55%	3.770% quarterly	303,439	—	303,439

Total	$70,400,000				$1,569,174	$1,210,975	$358,199

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	$4,880,000	3/20/17	0.09%	0.690% quarterly	$(28,632)	—	$(28,632)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	0.63%	0.890% quarterly	(20,677)	—	(20,677)

Total	$13,150,000				$(49,309)	—	$(49,309)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	$5,100,000	10/17/57	0.500% monthly	$(229,633)	$(212,420)	$(17,213)
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	22,600,000	10/17/57	0.500% monthly	(1,017,591)	(932,752)	(84,839)
JPMorgan Securities Inc. (Markit CMBX.NA.AAA.8 Index)	37,100,000	10/17/57	0.500% monthly	(1,670,470)	(1,530,997)	(139,473)
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,249,853	6/25/36	4.420% monthly	133,318	26,586	106,732
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,249,853	6/25/36	4.420% monthly	133,318	21,752	111,566

Total	$67,299,706			$(2,651,058)	$(2,627,831)	$(23,227)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	$14,097,000	12/20/20	3.26%	1.000% quarterly	$(1,388,182)	$(2,165,152)	$776,970

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange (Markit CDX.NA.HY.24 Index)	$95,259,780		6/20/20	5.000% quarterly	$4,967,148	$3,915,390	$1,051,758
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	135,840,000		12/20/20	5.000% quarterly	3,935,247	1,126,077	2,809,170
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	16,880,000		6/20/21	5.000% quarterly	458,081	328,815	129,266
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	193,240,000		12/20/19	1.000% quarterly	936,571	2,143,672	(1,207,101)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	349,557,000		6/20/20	1.000% quarterly	1,870,452	2,827,254	(956,802)
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	142,370,000		12/20/20	1.000% quarterly	715,759	676,639	39,120

Total	$933,146,780				$12,883,258	$11,017,847	$1,865,411

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse	22,759,638	EUR	5/29/20	3-Month EURIBOR-Reuters quarterly	3-Month Magnolia Finance X Ltd., 16-1HAA A due 05/29/20 quarterly	—	$192,610

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment at termination date.

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016